Business Combination (Details)												12 Months Ended
	Jan. 01, 2023 CNY (¥)	Jan. 01, 2023 USD ($)	Dec. 23, 2022 ¥ / shares	Sep. 23, 2022 $ / shares	Sep. 23, 2022 ¥ / shares	May 28, 2021 CNY (¥)	May 28, 2021 USD ($)	Mar. 01, 2021 CNY (¥)	Mar. 01, 2021 USD ($)	Jan. 22, 2021 CNY (¥)	Jan. 22, 2021 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Jul. 01, 2022 CNY (¥)	Jul. 01, 2022 USD ($)	Jul. 01, 2021	Mar. 31, 2021
Business Combination (Details) [Line Items]
Revenue												¥ 585,365,937	$ 82,647,287	¥ 682,292,979		¥ 933,791,519
Net loss												(421,190,362)	(59,467,484)	(357,731,093)		(235,973,179)
Loss from disposal	¥ 1,100,000	$ 200,000										1,100,000	200,000
Electronic components										¥ 2	$ 0.3
Fair value												¥ 9,000,000	$ 1,400,000
Estimated finite useful life												6 years	6 years
Gain from disposal																	¥ 66,000	$ 9,000
Shenzhen Yichong [Member] | USD [Member]
Business Combination (Details) [Line Items]
Exchange rate										1	1
Shenzhen Yichong [Member] | RMB [Member]
Business Combination (Details) [Line Items]
Exchange rate										6.4617	6.4617
Shanghai Guoyu [Member]
Business Combination (Details) [Line Items]
Description of acquisitions												On July 1, 2021, Weidong acquired 99% interest of Shanghai Guoyu Information Technologies Co., Ltd (“Shanghai Guoyu”). The remaining 1% of Shanghai Guoyu is acquired by YY Online. The aggregate purchase price is RMB 20,000,000. On July 19, 2021 Shanghai Guoyu established 100% owned subsidiary Kashi Guoyu Information Technologies Co., Ltd (“Kashi Guoyu”). On July 14, 2021, Weidong transferred its 100% equity interest of Horgas 233 and Horgas Weidong to Shanghai Guoyu.	On July 1, 2021, Weidong acquired 99% interest of Shanghai Guoyu Information Technologies Co., Ltd (“Shanghai Guoyu”). The remaining 1% of Shanghai Guoyu is acquired by YY Online. The aggregate purchase price is RMB 20,000,000. On July 19, 2021 Shanghai Guoyu established 100% owned subsidiary Kashi Guoyu Information Technologies Co., Ltd (“Kashi Guoyu”). On July 14, 2021, Weidong transferred its 100% equity interest of Horgas 233 and Horgas Weidong to Shanghai Guoyu.
Shanghai Guoyu [Member] | USD [Member]
Business Combination (Details) [Line Items]
Exchange rate																			1
Shanghai Guoyu [Member] | RMB [Member]
Business Combination (Details) [Line Items]
Exchange rate																			6.4709
Tapuyu and Pengcheng Keyi [Member]
Business Combination (Details) [Line Items]
Description of acquisitions												On November 17, 2021, Viwotong Tech entered into Acquisition Framework Agreement to acquire 100% equity interests of Guangzhou Tapuyu Internet Technology Co., Ltd. (“Tapuyu”), a provider of E-commerce services and application of intelligent visual algorithm technology. The aggregate purchase price is RMB 2 (USD 0.3) and the transaction consummated on November 19, 2021. On November 17, 2021, Viwotong Tech entered into Acquisition Framework Agreement to acquire 100% equity interests of Pengcheng Keyi (Xi’an) Intelligence Technology Co., Ltd. (“Pengcheng Keyi”), a provider of testing equipment development and sales. The aggregate purchase price is RMB 2 (USD 0.3) and the purchase consummated on December 7, 2021.	On November 17, 2021, Viwotong Tech entered into Acquisition Framework Agreement to acquire 100% equity interests of Guangzhou Tapuyu Internet Technology Co., Ltd. (“Tapuyu”), a provider of E-commerce services and application of intelligent visual algorithm technology. The aggregate purchase price is RMB 2 (USD 0.3) and the transaction consummated on November 19, 2021. On November 17, 2021, Viwotong Tech entered into Acquisition Framework Agreement to acquire 100% equity interests of Pengcheng Keyi (Xi’an) Intelligence Technology Co., Ltd. (“Pengcheng Keyi”), a provider of testing equipment development and sales. The aggregate purchase price is RMB 2 (USD 0.3) and the purchase consummated on December 7, 2021.
Younike [Member]
Business Combination (Details) [Line Items]
Equity interests percentage			100.00%
Aggregate purchase price | ¥ / shares			¥ 0
Net purchase price allocation description												The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date, which represents the net purchase price allocation on the date of the acquisition of Younike and translated the fair value from USD to RMB using the exchange rate on January 1, 2023 at the rate of USD 1.00 to RMB 6.9646.	The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date, which represents the net purchase price allocation on the date of the acquisition of Younike and translated the fair value from USD to RMB using the exchange rate on January 1, 2023 at the rate of USD 1.00 to RMB 6.9646.
Bimai [Member]
Business Combination (Details) [Line Items]
Equity interests percentage				100.00%	100.00%
Aggregate purchase price | (per share)				$ 0.3	¥ 2
Net purchase price allocation description												The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date, which represents the net purchase price allocation on the date of the acquisition of Bimai and translated the fair value from USD to RMB using the exchange rate on September 23, 2022 at the rate of USD 1.00 to RMB 6.9920 and the net purchase price allocation on the date of the acquisition.	The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date, which represents the net purchase price allocation on the date of the acquisition of Bimai and translated the fair value from USD to RMB using the exchange rate on September 23, 2022 at the rate of USD 1.00 to RMB 6.9920 and the net purchase price allocation on the date of the acquisition.
Revenue														4,600,000	$ 700,000
Net loss														¥ 600,000	$ 100,000
Share capital issued percentage	100.00%	100.00%
Issued share capital (in Yuan Renminbi)	¥ 0
Shenzhen Yichong Micro-Electronic Technology Co., Ltd [Member]
Business Combination (Details) [Line Items]
Equity interests percentage										100.00%	100.00%
Shenzhen Yichong Micro-Electronic Technology Co., Ltd [Member] | Shenzhen Saineng [Member]
Business Combination (Details) [Line Items]
Subsidiary ownership percentage										80.00%	80.00%
Shenzheng Shengtang [Member]
Business Combination (Details) [Line Items]
Equity interests percentage								100.00%	100.00%
Electronic components								¥ 2	$ 0.3
Shenzheng Shengtang [Member] | USD [Member]
Business Combination (Details) [Line Items]
Exchange rate																				1
Shenzheng Shengtang [Member] | RMB [Member]
Business Combination (Details) [Line Items]
Exchange rate																				6.4754
Shenzhen Yaodi [Member]
Business Combination (Details) [Line Items]
Equity interests percentage						100.00%	100.00%
Electronic components						¥ 2	$ 0.3
Shenzhen Yaodi [Member] | USD [Member]
Business Combination (Details) [Line Items]
Exchange rate						1	1
Shenzhen Yaodi [Member] | RMB [Member]
Business Combination (Details) [Line Items]
Exchange rate						6.3858	6.3858
Shenzhen [Member]
Business Combination (Details) [Line Items]
Revenue																103,201,670
Net loss																¥ 783,032
Tapuyu and Pengcheng Keyi [Member]
Business Combination (Details) [Line Items]
Net purchase price allocation description												the net purchase price allocation on the date of the acquisition of Tapuyu and translated the fair value from USD to RMB using the exchange rate on November 19, 2021 at the rate of USD 1.00 to RMB 6.3825 and the net purchase price allocation on the date of the acquisition of Pengcheng Keyi and translated the fair value from USD to RMB using the exchange rate on December 7, 2021 at the rate of USD 1.00 to RMB 6.3738.	the net purchase price allocation on the date of the acquisition of Tapuyu and translated the fair value from USD to RMB using the exchange rate on November 19, 2021 at the rate of USD 1.00 to RMB 6.3825 and the net purchase price allocation on the date of the acquisition of Pengcheng Keyi and translated the fair value from USD to RMB using the exchange rate on December 7, 2021 at the rate of USD 1.00 to RMB 6.3738.
Description of acquisitions												On July 1, 2022, Viwotong Tech entered into an equity transfer agreement to transfer 99.0% and 1.0% of the issued share capital of Pengcheng Keyi to two unrelated individuals at RMB 1.0 and RMB 0.1, respectively.	On July 1, 2022, Viwotong Tech entered into an equity transfer agreement to transfer 99.0% and 1.0% of the issued share capital of Pengcheng Keyi to two unrelated individuals at RMB 1.0 and RMB 0.1, respectively.